Trade and other payables (Details) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Trade payables	$ 1,029,000,000	$ 28,114,000,000
Advances from sales, leases and services	3,013,000,000	3,976,000,000
Construction obligations	0	611,000,000
Accrued invoices	859,000,000	659,000,000
Deferred income	0	213,000,000
Total trade payables	4,901,000,000	33,573,000,000
Dividends payable to non-controlling interest	0	336,000,000
Tax payable	683,000,000	239,000,000
Other payables	906,000,000	13,677,000,000
Total other payables	1,589,000,000	14,252,000,000
Total trade and other payables	6,490,000,000	47,825,000,000
Trade and other payables	1,387,000,000	3,258,000,000
Current	5,103,000,000	44,567,000,000
Total other payable	$ 6,490,000,000	$ 47,825,000,000